FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 1,597,000,000	$ 556,000,000
Cash equivalents	352,000,000	550,000,000
Deposits, classified as cash equivalents	244,000,000	384,000,000
Financial assets	9,041,000,000	6,447,000,000
Financial liabilities	15,904,000,000	7,190,000,000
Gross financial assets subject to offsetting	0	21,000,000
Gross financial liabilities set off against financial assets subject to offsetting	0	21,000,000
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	76,000,000	5,000,000
Derivative financial liabilities	0	27,000,000
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	125,000,000	(64,000,000)	$ 9,000,000
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	17,000,000	29,000,000
Derivative financial liabilities	48,000,000	0
Cash flow hedges | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(56,000,000)	40,000,000	12,000,000
Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,638,000,000
Borrowings (current and non-current) | Industrial operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		227,000,000
Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	283,000,000
Accounts receivable, net (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,160,000,000	4,362,000,000
Accounts receivable, net (current and non-current) | Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		70,000,000
Warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	(13,000,000)
Warrants | Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		32,000,000
Level 1 And Level 2 Of Fair Value Hierarchy [Member] | Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	2,611,000,000
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	307,000,000	222,000,000
Financial liabilities	13,000,000	30,000,000
Level 1 | Borrowings (current and non-current) | Industrial operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value		195,000,000
Level 1 | Accounts receivable, net (current and non-current) | Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value		88,000,000
Level 1 | Warrants | Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value		43,000,000
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	280,000,000	257,000,000	$ 108,000,000
Financial liabilities	$ 50,000,000	$ 64,000,000